Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 1,406	$ 1,025
Accounts receivable, less allowance for doubtful accounts of $255 at December 31, 2018 and $237 at December 31, 2017	12,197	9,906
Unbilled membership dues receivable	554	580
Inventories	820	850
Prepaid expenses	622	512
Other current assets	31	34
Total current assets	15,630	12,907
Property and equipment, net	42,534	43,215
Leased property under capital leases, net	6,068	6,360
Restricted cash	502	2,826
Noncurrent deferred tax asset	8	8
Other assets, net	27	62
Total assets	64,769	65,378
Liabilities and Equity
Current portion of obligations under capital leases	236	212
Current portion of long-term debt	578	547
Accounts payable	10,454	7,832
Accrued payroll and other compensation	872	739
Accrued income taxes	84	26
Other accrued taxes	405	372
Deferred membership dues revenue	2,899	2,718
Other liabilities and accrued expenses	793	658
Total current liabilities	16,321	13,104
Long-term debt, net of current portion	10,167	10,745
Long-term portion of obligations under capital leases	688	857
Asset retirement obligation	100	100
Contingencies and commitments
Equity:
Paid-in capital	59,141	58,965
Accumulated deficit	(21,701)	(20,557)
Total Avalon Holdings Corporation Shareholders' Equity	37,479	38,446
Non-controlling interest in subsidiary	14	2,126
Total equity	37,493	40,572
Total liabilities and equity	64,769	65,378
Common Class A [Member]
Equity:
Common stock	33	32
Common Class B [Member]
Equity:
Common stock	$ 6	$ 6